Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2024 USD ($)
Additions to net assets attributed to:
Net appreciation in fair value of investments	$ 18,957,472
Interest, dividends, and other income	2,483,990
Interest on notes receivable from participants	90,069
Contributions:
Employer	5,688,617
Participants	5,455,110
Rollovers	1,688,601
Total contributions	12,832,328
Total additions	34,363,859
Deductions from net assets attributed to:
Benefits paid to participants	9,362,027
Administrative expenses	143,320
Total deductions	9,505,347
Net increase	24,858,512
Beginning of year	140,390,998
End of year	$ 165,249,510